Condensed Consolidated Balance Sheets ¥ in Millions	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current Assets
Cash, cash equivalents, and restricted cash	$ 5,532,516	$ 6,110,693
Accounts receivable, net of allowance for doubtful accounts of $53,129 and $15,477, respectively	3,670,277	4,062,343
Prepaid expenses	45,852	23,346
Other receivables	125,203	92,168
Total Current Assets	9,373,848	10,288,550
Property and equipment, net	57,708	65,703
Other Assets
Deferred tax assets	30,529	24,890
Operating lease assets, net	272,694	319,828
Other receivable - long term	55,310	53,794
Total Other Assets	358,533	398,512
Total Assets	9,790,089	10,752,765
Current Liabilities:
Accounts payable and accrued liabilities	396,512	1,147,530
VAT and other taxes payable	166,415	207,352
Deferred income	19,014	18,780
Operating lease liabilities, current	156,676	102,056
Total Current Liabilities	738,617	1,475,718
Long-term operating lease liabilities	116,018	161,559
Total Liabilities	854,635	1,637,277
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,675,216 and 11,675,216 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	11,675	11,675
Additional paid in capital	6,845,394	6,845,394
Statutory reserve	327,140	327,140
Retained earnings	1,911,661	2,142,657
Accumulated other comprehensive loss	2,063	(37,558)
Total MDJM Ltd stockholders' equity	9,097,933	9,289,308
Non controlling interest	(162,479)	(173,820)
Total Liabilities and Equity	$ 9,790,089	$ 10,752,765